Financial risk management - Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 655,229,202	₩ 608,153,540
Level 2 | Due from banks at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 36,523,969	₩ 37,621,375
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 700,039	₩ 965,455
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread, Prepayment rate	Discount rate, Credit spread,Prepayment rate
Level 2 | Securities at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 20,495,223	₩ 21,524,864
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 52,745,778	₩ 56,359,813
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 22,535,595	₩ 10,428,026
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 29,465,771	₩ 13,474,763
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,545,895	₩ 1,217,745
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 183,355,459	₩ 168,178,241
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 566,985,796	₩ 535,340,313
Level 3 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 465,591,581	₩ 451,759,297
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread, Prepayment rate	Discount rate, Credit spread, Prepayment rate
Level 3 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 40,225,040	₩ 38,010,591
Valuation technique	DCF	DCF
Significant inputs	Discount rate,Regression coefficient,Correlations	Discount rate,Regression coefficient,Correlations
Level 3 | Investment contract liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,536,393	₩ 1,165,022
Level 3 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 35,297,011	₩ 29,001,549
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 14,209,213	₩ 9,994,559
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 53,816,299	₩ 48,767,969
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 264,171,732	₩ 255,024,584
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate